DEPOSIT FOR ACQUISITION TARGET	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
DEPOSIT FOR ACQUISITION TARGET

NOTE 4 — DEPOSIT FOR ACQUISITION TARGET

As of December 31, 2020, the Company had contemplated the acquisition of SLG Innovation, Inc. (“SLG”); accordingly, as of such date, the Company set aside $1,401,923 as a non — refundable deposit for the potential acquisition, which refundable deposit included $561,808 of cash advances and loans to SLG, $20,000 of capitalized transaction costs, and $820,025 in accounts receivable owed to the Company by SLG that had been accumulated in the course of doing business. On May 13, 2021, the Company entered into an agreement, the result of which would have been the acquisition of substantially all of SLG’s assets and certain of its liabilities. That agreement allowed for the Company to terminate the acquisition agreement and abandon the transaction contemplated thereby.

For any reason or for no reason in its sole and absolute discretion prior to December 31, 2021, with no further obligations on its part to SLG or any third party. Subsequently, the Company and SLG modified the May 13, 2021 agreement such that the Company would purchase only certain specified assets from SLG, specifically, certain identifiable sales contracts, but not all or substantially all of the assets of SLG. The modified agreement set forth the consideration that the Company would have paid to SLG, which consideration would have included the refundable deposit, the outstanding balance of which, as of December 31, 2024 and 2023, was $2,000,000. As of each of those dates, the refundable deposit was comprised of $561,808 in cash advances and loans to SLG, $20,000 of related due diligence costs, and $1,418,192 in accounts receivable owed to the Company by SLG. On April 29, 2023, the Company and SLG agreed to supersede the modified May 13, 2021 agreement with a unidirectional letter of intent (the “Unidirectional SLG LOI”) that binds SLG to a transaction but does not bind the Company. The Unidirectional SLG LOI provides that, if the Company does not terminate the transaction contemplated thereby on or before April 30, 2024, the Company will, through a specific structure to be finalized, acquire SLG or all or substantially all of its assets and, in connection with an asset transaction, assume all or substantially all of its liabilities. The agreed-upon valuation for the transaction contemplated by the Unilateral SLG LOI consisted three parts. The first was the $2,000,000 aggregate receivable from SLG in the Company’s favor; the second was the estimated amount of payables $2,136,445) of SLG in favor of RCR Technology Corporation (“RCR”), exclusive of any payables generated by SLG in favor of RCR during the 90 days prior to the closing of the transaction contemplated by the Unidirectional SLG LOI; and the third was a calculated number of shares of capital stock (996,355) of the Company. In connection with the transaction contemplated by the Unidirectional SLG LOI, on April 29, 2023, the Company and RCR entered into a separate, but related, unidirectional letter of intent (the “Unidirectional RCR LOI”) that binds RCR to a transaction but does not bind the Company. That transaction would be the purchase by the Company from RCR of the payables of SLG in favor of RCR, exclusive of any payables generated by SLG in favor of RCR during the 90 days prior to the closing of the transaction contemplated by the Unidirectional SLG LOI. The agreed-upon valuation for the transaction contemplated by the Unilateral RCR LOI was the estimated amount of payables of SLG in favor of RCR, exclusive of any payables generated by SLG in favor of RCR during the 90 days prior to the closing of the transaction contemplated by the Unidirectional SLG LOI. Upon closing of the transaction contemplated by the Unidirectional RCR LOI, the Company will issue to RCR that number of shares of capital stock of the Company set forth in the Unidirectional RCR LOI. In addition to the Company’s unilateral termination rights under the Unidirectional RCR LOI, the transaction contemplated thereby is also fully conditioned upon the closing of the transaction contemplated by the Unidirectional SLG LOI. In the event that the Company is unable to complete this transaction, the Company’s management believes it would not be able to recover the deposit from SLG as it is non-refundable; however, management believes failure to complete the transaction is remote.